Property Plant and Equipment - Summary of Company Recognized Right-of-Use Assets (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 176,784	$ 157,383	$ 176,650
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	265,621	242,607
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(88,837)	(85,224)
Adoption Of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	24,649
Depreciation charges	2,519
Adoption Of IFRS 16 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	27,948
Adoption Of IFRS 16 [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,299)
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,794	5,210	6,665
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,250	7,829
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,456)	(2,619)
Land buildings and improvement [member] | Adoption Of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	841
Depreciation charges	51
Land buildings and improvement [member] | Adoption Of IFRS 16 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	893
Land buildings and improvement [member] | Adoption Of IFRS 16 [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(52)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,991	76,028	$ 75,002
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	128,462	128,711
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(51,471)	$ (52,683)
Equipment and other assets [member] | Adoption Of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	23,808
Depreciation charges	2,468
Equipment and other assets [member] | Adoption Of IFRS 16 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	27,055
Equipment and other assets [member] | Adoption Of IFRS 16 [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ (3,247)